EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity schedule of outstanding exchangeable shares, and class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

(US$ MILLIONS, except as noted)	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares
Balance at January 1, 2023	72,955,585	1	$1,237
Shares exchanged to LP Units	(1,135)	—	—
Remeasurement (gains) losses	—	—	264
Balance at December 31, 2023	72,954,450	1	$1,501
The following table provides a continuity of the company’s outstanding common equity for the year ended December 31, 2023:

	Class C shares
(US$ MILLIONS, except as noted)	Shares outstanding (Shares)	Share capital
Balance at January 1, 2023	25,934,121	$737
Balance at December 31, 2023	25,934,121	$737